Significant Accounting Policies and Practices - Schedule of Revenue Disaggregated By Revenue Source (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	$ 203,727	$ 291,884	$ 3,192,437	$ 1,498,874
Agency (Managed Services + Branded Content) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	69,000	134,800	483,550	714,548
Platform (Creator Subscriptions) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	101,967	133,299	$ 569,901	$ 736,567
Ecommerce [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	$ 32,760	$ 23,785